OPERATING REVENUES	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Operating Revenues	OPERATING REVENUES
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2020, 2019 and 2018:

(in thousands of $)	2020	2019	2018
Time charter revenues	235,673	299,946	331,469
Voyage charter revenues	370,130	404,184	322,804
Other revenues	2,140	1,669	1,797
Total operating revenues	607,943	705,799	656,070

In 2020, 2019 and 2018, we recognized a total of $16.6 million, $26.8 million and $16.6 million, respectively, in demurrage which is included under voyage charter revenues. Most of our voyage contracts are considered service contracts which fall under the provisions of ASC 606 because we, as the shipowner, retain control over the operations of the vessel such as directing the routes taken or the vessel speed. However, some of our voyage charter contracts could be considered to contain a lease. A voyage charter contains a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. When a lessor, we have elected the practical expedient for our time charter contracts and voyage charter contracts that qualify as leases to not separate the non-lease component, or service element, from the lease. Furthermore, ASC 842 requires us to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.

For the year ended December 31, 2020 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	235,673	—	235,673
Voyage charter revenues	26,111	344,019	370,130
Other revenues	—	2,140	2,140
Total operating revenues	261,784	346,159	607,943

For the year ended December 31, 2019 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	299,946	—	299,946
Voyage charter revenues	30,093	374,091	404,184
Other revenues	—	1,669	1,669
Total operating revenues	330,039	375,760	705,799

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $16.5 million of contract assets were capitalized in the year ended December 31, 2020 under "Other current assets", of which $13.3 million was amortized up to December 31, 2020, leaving a remaining balance of $3.2 million. $5.9 million of contract assets were amortized in 2020 in relation to voyages in progress at the end of December 31, 2019.

$27.9 million of contract assets were capitalized in the year ended December 31, 2019 under "Other current assets", of which $22.0 million was amortized up to December 31, 2019, leaving a remaining balance of $5.9 million. $2.3 million of contract assets were amortized in 2019 in relation to voyages in progress at the end of December 31, 2018. In 2018, we amortized an aggregate of $21.3 million of capitalized voyage expenses, or contract assets classified as other current assets.

No impairment losses related to capitalized fulfillment costs were recognized in any of the periods.

As of December 31, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2020	2019
Voyages in progress (contract assets)	13,105	17,966
Trade accounts receivable	14,774	31,293
Other current assets (capitalized fulfillment costs)	3,233	5,905
Total	31,112	55,164

As of December 31, 2020, we recorded $15.9 million (2019: $15.2 million) in total deferred charter revenue for consideration received or unearned revenue related to ongoing voyages at period end. In 2020, we recognized $15.2 million in revenue, which was deferred as at December 31, 2019, as the performance obligations were met. Credit loss allowance as of December 31, 2020 relating to the contract assets above amounted to $0.1 million. No impairment losses were recognized as of December 31, 2020.

Total revenues for 2020, 2019 and 2018 relating to our owned vessels that were under the CCL RSA or arrangements where we are considered the principal were $264.1 million, $263.5 million and $236.5 million, respectively. In addition to these amounts, we retained or paid a net pro/contra amount based on a net settlement of our relative share of the pool results. The net pro/contra amounts relating to the pool arrangements where we were considered the principal were net positive $3.0 million, and $3.0 million, respectively, for 2020 and 2018, and negative $1.2 million for 2019. These amounts are presented under the line item “other operating income (expenses), net”.

Total lease revenues for 2020, 2019 and 2018 relating to our owned vessels that were under the CTM Supramax RSA and which have been accounted for as operating leases were $8.6 million $11.9 million and $13.2 million, respectively.